Lease (Details) - Schedule of Future Minimum Lease Payments for Operating Leases	Jun. 30, 2023 USD ($)
Schedule of Future Minimum Lease Payments for Operating Leases [Abstract]
For the year ended June 30,2024	$ 733,982
For the year ended June 30,2025	105,063
Thereafter
Total minimum lease payments	839,045
Less: imputed interest	22,629
Total lease liability balance	816,416
Minimum payments related to leases not yet commenced as of June 30, 2023